9 CAPITAL STOCK: Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Details
Number of share options outstanding in share-based payment arrangement at beginning of period	14,625,938	13,486,235
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.27	$ 0.37
Number of share options exercised in share-based payment arrangement		(200,000)
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 0.10
Number of share options forfeited in share-based payment arrangement	(1,478,766)	(4,381,297)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 0.18	$ 0.54
Number of share options granted in share-based payment arrangement	3,876,000	6,446,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.10	$ 0.10
Number of share options expired in share-based payment arrangement	(1,750,000)	(725,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.11	$ 0.19
Number of share options outstanding in share-based payment arrangement at end of period	15,273,172	14,625,938
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.25	$ 0.27